SEMIANNUAL REPORT
--------------------------------------------------------------------------------



                               [GRAPHIC OMITTED]




                                      U.S.
                                   Government
                                  Cash Reserve


                               SEPTEMBER 30, 1997




                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

================================================================================

                                    TRUSTEES
                            Edward J. Boudreau, Jr.
                                James F. Carlin*
                             William H. Cunningham*
                               Charles F. Fretz*
                             Harold R. Hiser, Jr.*
                                Anne C. Hodsdon
                               Charles L. Ladner*
                              Leo E. Linbeck, Jr.*
                             Patricia P. McCarter*
                             Steven R. Pruchansky*
                              Richard S. Scipione
                     Lt. Gen. Norman H. Smith, USMC (Ret.)*
                                John P. Toolan*
                        *Members of the Audit Committee
                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                               Vice Chairman and
                            Chief Investment Officer
                                Anne C. Hodsdon
                                   President
                                James B. Little
                           Senior Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                  Second Vice President and Compliance Officer
                                   CUSTODIAN
                      State Street Bank and Trust Company
                              225 Franklin Street
                          Boston, Massachusetts 02110
                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                          Boston, Massachusetts 02109


                               Chairman's Message

DEAR FELLOW SHAREHOLDERS:

The Taxpayer Relief Act of 1997 recently signed into law by President Clinton includes new twists and important changes to Individual Retirement Account (IRA) laws. The provisions will, among other things, allow more people to qualify for annual tax-deductible IRA contributions and to save tax-free for college. They also allow IRA investors to withdraw money penalty-free from all IRAs to buy a first home or pay for college expenses.

   For existing deductible IRAs, the law doubles income limits over the next eight to 10 years for those eligible to deduct an annual IRA contribution of up to $2,000. For individuals, the annual income cap will increase incrementally from the current $25,000 to $50,000 by 2005. For couples, the limit would increase from $40,000 today to $80,000 in 2007. The new law allows non-working spouses to make IRA contributions even if their spouse is covered by a pension plan at work, provided the couple's joint income is less than $150,000.

[A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.]

   The law also creates two new IRA investment vehicles. One, called the "Roth IRA" after its principal congressional sponsor, allows for non-deductible annual contributions up to a $2,000 maximum. But income accumulates tax-free and if the account has been open for five years, distributions are tax-free if they are used after age 591/2 or upon death, disability or a first-time home purchase. Withdrawals for higher-education expenses would not be subject to a 10% penalty. Eligible investors must earn less than $95,000 per year individually or $150,000 per couple.

   A second new IRA plan, called the "Education IRA," allows non-deductible contributions of up to $500 per year, per child under age 18. Earnings in the account accumulate tax-free, and withdrawals are also not taxed when applied toward undergraduate or graduate-level expenses. Eligible investors are subject to the same income restrictions that apply to the Roth IRA.

   The law has also made some important changes in capital gains tax rates and estate tax laws. But the devil is in the details, and so we recommend exploring how you can benefit from the changes with your investment professional and tax advisor. The Taxpayer Relief Act of 1997 gives investors new options toward savings. It's a move we applaud.

Sincerely,

/s/ Edward J. Boudreau, Jr.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================


               by Dawn Baillie for the Portfolio Management Team

                                  John Hancock
                                 U.S. Government
                                  Cash Reserve

                       Ideal economic conditions keep the
                       ----------------------------------
                        Federal Reserve on the sidelines
                        --------------------------------

As the Fund's six-month period began in April, interest rates were moving up. Fears that a too-vibrant economy would spark inflation had caused the Federal Reserve to raise short-term rates in late March as a pre-emptive strike. Many thought it would be the first of several Fed "tightening" moves aimed at slowing down the economy, which had grown at the sizzling rate of 5.6% in the first quarter of 1997. Within weeks of the Fed action, however, investor sentiment reversed course. Signs emerged that the economy's growth had slowed, and it became clear that inflation remained almost non-existent. Despite monthly jitters surrounding the latest economic data -- and how, or if, the Fed would react to it -- inflation remained dormant. As a result, the Fed made no further attempts to rein in the economy, and left the federal funds rate unchanged at 5.50% during the six-month period. The federal funds rate, which banks charge each other for overnight loans, is a key short-term interest rate and also a benchmark for pricing money market securities.

"Despite monthly jitters...inflation remained dormant."

   On September 30, 1997, John Hancock U.S. Government Cash Reserve had a 7-day effective

[A 2 1/4" x 3 1/4" photo of the fund management team at bottom right.. Caption reads: "U.S. Government Cash Reserve management team (l-r): Barry Evans, Dawn Baillie, Bill Larkin, Jr., and Bruce Pickett."]

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               John Hancock Funds - U.S. Government Cash Reserve


[Bar chart with  heading  "7-Day  Effective  Yield" at top of left hand  column.
Under the heading is the footnote: "As of September 30, 1997." The chart is scaled in increments of 1% from top to bottom, with 6% on the top and 0% at the bottom. Within the chart, there are two solid bars. The first represents the 5.51% 7-day yield for John Hancock U.S. Government Cash Reserve. The second represents the 4.94% 7-day yield for the average U.S. government money market fund. Footnote below reads: "The average U.S. government/agency money market fund is tracked by Lipper Analytical Services, Inc."]

"We'll be watching the monthly economic and inflation data for guidance..."

yield of 5.51%. By comparison, the average taxable money fund had a seven-day effective yield of 4.94%, according to Lipper Analytical Services, Inc.

Managing maturity
During the last six months, we kept the Fund's maturity longer than average in an effort to lock in solid yields, believing that rates were not going to move much. That said, we adjusted the Fund's maturity slightly in response to market conditions. For the first two months of the period, we held the Fund's maturity in to slightly ahead of average until we had a better sense of the economic data. But by the end of April, as the economy showed signs of slowing, we became more aggressive in seeking yield. Assuming that the Fed would not raise rates any further, we lengthened the Fund's maturity to almost 10 days longer than average and kept it there through the period's end.

A look ahead
Given the current near-perfect economic environment -- steady growth and tame inflation -- in our view it appears unlikely that the Federal Reserve will feel compelled to raise interest rates for the remainder of this year. Against that backdrop, we will continue to aggressively seek yield by keeping the Fund's maturity longer than average. But we'll shorten maturity slightly -- to about five to seven days longer than average -- in the near term to take advantage of the typically favorable year-end buying environment for money market securities.

   At the same time, we are aware that the Fed remains hyper-vigilant for the first hint of inflation and continues to maintain its bias toward raising rates. We'll be watching the monthly economic and inflation data for guidance, although after such a long stretch of favorable inflation news, we think it would take a couple of months of disquieting data to prompt the next Fed action. We'll keep our targets set on providing shareholders with a competitive level of current income, while maintaining liquidity and stability of principal.






--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. There can be no assurances that the Fund will be able to maintain a net asset value of $1.00 per share.

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                              FINANCIAL STATEMENTS

               John Hancock Funds - U.S. Government Cash Reserve


The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due, and owes on September 30, 1997. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
September 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
  Investments, in money market instruments,
    at value - Note C:
    U.S. government obligations (cost - $52,506,074) ...........     $52,506,074
    Joint repurchase agreement (cost - $7,106,000) .............       7,106,000
                                                                     -----------
                                                                      59,612,074
  Cash .........................................................         112,199
  Interest receivable ..........................................       1,331,331
  Other assets .................................................          13,965
                                                                     -----------
                              Total Assets .....................      61,069,569
                              --------------------------------------------------
Liabilities:
  Payable for investments purchased ............................       1,678,923
  Dividend payable .............................................           9,773
  Payable to John Hancock Advisers, Inc. and affiliates --
    Note B .....................................................          11,581
  Accounts payable and accrued expenses ........................          33,975
                                                                     -----------
                              Total Liabilities ................       1,734,252
                              --------------------------------------------------
Net Assets:
Capital paid-in ................................................      59,335,317
                                                                     -----------
                              Net Assets .......................     $59,335,317
                              ==================================================
Net Asset Value, Offering Price and
Redemption Price Per Share:
  (Based on 59,335,317 shares of beneficial interest
    outstanding - unlimited number of shares authorized
    with $0.01 par value) ......................................           $1.00
  ==============================================================================

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund for the period stated.

Statement of Operations
Six months ended September 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
  Interest .....................................................     $1,591,602
                                                                     ----------
  Expenses:
    Investment management fee - Note B .........................        140,464
    Registration and filing fees ...............................         19,144
    Transfer agent fee - Note B ................................         17,438
    Custodian fee ..............................................         16,804
    Auditing fee ...............................................         11,155
    Financial services fee - Note B ............................          5,114
    Printing ...................................................          2,115
    Trustees' fees .............................................          1,613
    Miscellaneous ..............................................            456
    Legal fees .................................................            377
                                                                     ----------
                              Total Expenses ...................        214,680
                              -------------------------------------------------
                              Less Expense Reductions -
                              Note B ...........................       (116,355)
                              -------------------------------------------------
                              Net Expenses .....................         98,325
                              -------------------------------------------------
                              Net Investment Income ............      1,493,277
                              -------------------------------------------------
                              Net Increase in Net Assets
                              Resulting from Operations ........     $1,493,277
                              =================================================



                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

               John Hancock Funds - U.S. Government Cash Reserve


Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                  PERIOD FROM      SIX MONTHS ENDED
                                                                             YEAR ENDED         JUNE 1, 1996 TO   SEPTEMBER 30, 1997
                                                                             MAY 31, 1996      MARCH 31, 1997 (1)     (UNAUDITED)
                                                                             ------------      ------------------     -----------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income ................................................      $1,550,405          $2,003,583          $1,493,277
Distributions to Shareholders:
  Dividends from net investment income ($0.0548, $0.0423
    and $0.0267 per share, respectively) ...............................      (1,550,405)
                                                                                                  (2,003,583)         (1,493,277)
From Fund Share Transactions - Net:* ...................................        (223,951)         26,414,429           4,014,124
Net Assets:
  Beginning of period ..................................................      29,130,715          28,906,764          55,321,193
  End of period ........................................................     $28,906,764         $55,321,193         $59,335,317

* Analysis of Fund Share Transactions at $1 Per Share:
  Shares sold ..........................................................    $368,510,358        $656,013,788        $175,587,939
  Shares issued to shareholders in reinvestment of distributions .......       1,191,507           1,626,808           1,369,263
                                                                             369,701,865         657,640,596         176,957,202
  Less shares repurchased ..............................................    (369,925,816)       (631,226,167)       (172,943,078)
  Net increase (decrease) ..............................................       ($223,951)        $26,414,429          $4,014,124

(1) Effective March 31, 1997, the fiscal period end changed from May 31 to March 31.






The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions paid to shareholders, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested, and repurchased during the last three periods, along with the corresponding dollar values.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

               John Hancock Funds - U.S. Government Cash Reserve


Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios, and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                                                                       PERIOD FROM  SIX MONTHS ENDED
                                                                         YEAR ENDED MAY 31,            JUNE 1, 1996   SEPTEMBER 30,
                                                        ---------------------------------------------- TO MARCH 31,        1997
                                                           1992      1993     1994    1995(1)   1996      1997(5)     (UNAUDITED)
                                                        --------- --------- -------- -------- -------- ------------   -----------
Per Share Operating Performance
  Net Asset Value, Beginning of Period ...............     $1.00     $1.00    $1.00    $1.00    $1.00      $1.00          $1.00
  Net Investment Income ..............................      0.05      0.03     0.03     0.05     0.05       0.04           0.03
  Less Distributions:
  Dividends from Net Investment Income ...............     (0.05)    (0.03)   (0.03)   (0.05)   (0.05)     (0.04)         (0.03)
  Net Asset Value, End of Period .....................     $1.00     $1.00    $1.00    $1.00    $1.00      $1.00          $1.00
  Total Investment Return at Net Asset Value(2) ......     4.95%     3.25%    3.04%    5.07%    5.59%      4.37%(6)        2.69
  Total Adjusted Investment Return at Net Asset
    Value(2,3) .......................................     4.62%     2.93%    2.74%    4.69%    4.84%      3.93%(6)        2.49%(6)

Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) ...........  $109,358  $123,106  $94,408  $29,131  $28,907    $55,321        $59,335
  Ratio of Expenses to Average Net Assets                  0.35%     0.35%    0.35%    0.35%    0.35%      0.35%(7)        0.35
  Ratio of Adjusted Expenses to Average Net Assets(4)      0.68%     0.67%    0.65%    0.73%    1.10%      0.88%(7)        0.76
  Ratio of Net Investment Income to Average Net Assets     4.86%     3.19%    2.96%    4.79%    5.41%      5.15%(7)        5.32
  Ratio of Adjusted Net Investment Income to Average
    Net Assets(4) ....................................     4.53%     2.87%    2.66%    4.41%    4.66%      4.62%(7)        4.91

(1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
(2) Total investment return assumes dividend reinvestment.
(3) An estimated total return  calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(4) Unreimbursed, without fee reduction.
(5) Effective March 31, 1997, the fiscal period changed from May 31 to March 31.
(6) Not annualized.
(7) Annualized.




The Financial Highlights summarizes the impact of net investment income and dividends on a single share for each period indicated. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

               John Hancock Funds - U.S. Government Cash Reserve


Schedule of Investments
September 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Fund on September 30, 1997. It's divided into two types of short-term investments.

                                                                                                    PAR VALUE
                                                                                 INTEREST             (000s                MARKET
ISSUER, DESCRIPTION                                                                RATE              OMITTED)               VALUE
-------------------                                                                ----              --------               -----
U.S. GOVERNMENT OBLIGATIONS
Governmental - U.S. Agencies (88.49%)
  Federal Farm Credit Bank
    01-02-98 .....................................................                 5.510%*             $3,000             $2,999,517
  Federal Home Loan Bank
    10-06-97 .....................................................                 6.860                  150                150,020
  Federal Home Loan Bank
    10-15-97 .....................................................                 5.720                2,000              1,999,903
  Federal Home Loan Bank
    10-16-97 .....................................................                 5.700                3,000              2,999,654
  Federal Home Loan Bank
    10-21-97 # ...................................................                 5.800                7,400              7,399,923
  Federal Home Loan Bank
    11-06-97 .....................................................                 5.820                1,500              1,500,000
  Federal Home Loan Bank
    11-07-97 # ...................................................                 6.210                3,400              3,400,814
  Federal Home Loan Bank
    12-02-97 .....................................................                 5.440                  250                249,852
  Federal Home Loan Bank
    12-03-97 .....................................................                 5.625                1,500              1,499,236
  Federal Home Loan Bank
    12-15-97 .....................................................                 7.870                1,000              1,004,391
  Federal Home Loan Bank
    12-23-97 .....................................................                 7.890                  500                502,349
  Federal Home Loan Bank
    01-16-98 .....................................................                 5.592                  400                399,775
  Federal Home Loan Bank
    01-23-98 .....................................................                 5.570                1,000                999,158
  Federal Home Loan Bank
    01-23-98 .....................................................                 5.810                1,500              1,500,000
  Federal Home Loan Bank
    01-26-98 .....................................................                 5.507                2,000              1,998,066
  Federal Home Loan Bank
    01-30-98 .....................................................                 5.335                  450                449,230
  Federal Home Loan Bank
    01-30-98 .....................................................                 5.810                2,500              2,500,000
  Federal Home Loan Bank
    01-30-98 .....................................................                 5.875                2,000              2,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       8

================================================================================
                              FINANCIAL STATEMENTS

               John Hancock Funds - U.S. Government Cash Reserve


                                                                                                    PAR VALUE
                                                                                 INTEREST             (000s                MARKET
ISSUER, DESCRIPTION                                                                RATE              OMITTED)               VALUE
-------------------                                                                ----              --------               -----

  Federal Home Loan Bank
    02-12-98 .....................................................                 5.643%                $300               $299,820
  Federal Home Loan Bank
    03-17-98 .....................................................                 5.850                1,000              1,000,000
  Federal Home Loan Bank
    03-26-98 .....................................................                 5.905                  150                150,137
  Federal Home Loan Bank
    04-07-98 .....................................................                 5.955                1,000              1,000,145
  Federal Home Loan Bank
    08-12-98 .....................................................                 5.875                2,000              2,000,000
  Federal Home Loan Bank
    08-13-98 .....................................................                 5.800                2,000              2,000,000
  Federal Home Loan Bank
    09-30-98 .....................................................                 5.900                2,000              2,000,000
  Federal Home Loan Bank
    10-15-98 + ...................................................                 5.815                1,000              1,000,000
  Federal Home Loan Mortgage Corp. ...............................
    10-27-97 # ...................................................                 8.470                1,000              1,001,958
  Federal Home Loan Mortgage Corp. ...............................
    03-16-98 .....................................................                 5.400                1,200              1,198,444
  Federal National Mortgage Association
    10-03-97 .....................................................                 6.840                  750                750,049
  Federal National Mortgage Association
    10-29-97 .....................................................                 5.530                  500                499,900
  Federal National Mortgage Association
    11-10-97 .....................................................                 9.550                  500                502,060
  Federal National Mortgage Association
    04-21-98 .....................................................                 5.590*               2,000              2,000,000
  Private Export Funding Corp. ...................................
    10-31-97 .....................................................                 8.950                  900                902,207
  Student Loan Marketing Association
    11-10-97 .....................................................                 5.240*               1,500              1,499,921
  Student Loan Marketing Association
    12-12-97 .....................................................                 5.630                  650                649,545
  Student Loan Marketing Association
    01-08-98 .....................................................                 5.750                  500                500,000
                                                                                                                         -----------
                                                       TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                                      (Cost $52,506,074)              (88.49%)            52,506,074
                                                                                                      -------            -----------



                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       9

                                                                                                    PAR VALUE
                                                                                 INTEREST             (000s                MARKET
ISSUER, DESCRIPTION                                                                RATE              OMITTED)               VALUE
-------------------                                                                ----              --------               -----

JOINT REPURCHASE AGREEMENT (11.98%)
Investment in a joint repurchase
agreement transaction with
SBC Capital Markets, Inc. - Dated  09-30-97,
Due 10-01-97 (Secured by U.S.
Treasury Notes 6.875% and
9.25%, Due 2-15-16 and 8-15-25) --
Note A ...........................................................                 6.070%               7,106             $7,106,000
                                                                                                                         -----------
                                  TOTAL JOINT REPURCHASE AGREEMENT
                                                 (Cost $7,106,000)                                    (11.98%)             7,106,000
                                                                                                      -------            -----------
                                                 TOTAL INVESTMENTS                                   (100.47%)           $59,612,074
                                                                                                      =======            ===========

* Floating rate note, interest rate effective September 30, 1997.
# Call Date.
+ This security, having a value of $1,000,000 or 1.69% of the Fund's net assets, has been purchased as a forward commitment. The Fund has agreed, on the trade date, to take delivery of and make payment on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of the security is fixed at the trade date. The Fund does not earn any interest on this security until its settlement date. The Fund has instructed its Custodian Bank to segregate assets with the current value at least equal to the amount of its forward commitment. Accordingly, $1,000,000 of the value of the Fund's investment in Federal Home Loan Bank, 5.85% due 03-17-98, has been segregated to cover the forward commitment.

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.















                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                         NOTES TO FINANCIAL STATEMENTS

               John Hancock Funds - U.S. Government Cash Reserve



(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES
John Hancock Current Interest (the "Trust") is a diversified open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of two series: John Hancock U.S. Government Cash Reserve (the "Fund"), and John Hancock Money Market Fund (collectively, the "Funds"). The other series of the Trust is reported in separate financial statements. The investment objective of the Fund is to obtain maximum current income to the extent consistent with maintaining liquidity and preserving capital.

   Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS The Board of Trustees has determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Accordingly, the Fund will not be subject to federal income tax on taxable earnings which are distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS The Fund records all distributions to shareholders from net investment income on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enable the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $600 million, collectively. Interest is charged to each Fund, based on its borrowings, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at a rate of 0.075% per annum based on the average daily unused portion of the line of credit, is allocated among the participating Funds. The Fund had no borrowing activity for the period ended September 30, 1997.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES
AND OTHERS
Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.500% of the

================================================================================
                         NOTES TO FINANCIAL STATEMENTS

               John Hancock Funds - U.S. Government Cash Reserve


first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.350% of the next $500,000,000,  (e) 0.325% of the next $500,000,000,  (f) 0.300% of the next
$500,000,000 and (g) 0.275% in excess of $2,500,000,000.

   The Adviser has agreed to limit Fund expenses to the extent required to prevent expenses from exceeding 0.35% of the Fund's average daily net asset value. Accordingly, for the period ended September 30, 1997, the reduction in the Fund's expenses collectively with any additional amounts not borne by the Fund by virtue of the expense limit amounted to $116,355. The Adviser reserves the right to terminate this limitation in the future.

   The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. To reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.15% of the Fund's average daily net assets. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. Payments of fees under the Distribution Plan has been suspended until further notice is given to the shareholders.

   The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., ("Signature Services"), an indirect subsidiary of John Hancock Mutual Life Insurance Company. The Fund pays Signature Services a fee based on the number of shareholder accounts and certain out-of-pocket expenses.

   The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

   Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The investment had no impact on the operations of the Fund.

NOTE C --
INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities, including discount earned on investment securities, during the period ended September 30, 1997 aggregated $1,265,805,884 and $1,263,291,563, respectively.

   The cost of investments owned at September 30, 1997 (including the joint repurchase agreement) for federal income tax purposes was $59,612,074.

================================================================================
                                     NOTES

               John Hancock Funds - U.S. Government Cash Reserve

================================================================================
                                     NOTES

               John Hancock Funds - U.S. Government Cash Reserve

================================================================================
                                     NOTES

               John Hancock Funds - U.S. Government Cash Reserve

================================================================================

[LOGO] JOHN HANCOCK FUNDS                                        Bulk Rate
       A Global Investment Management Firm                     U.S. Postage
101 HUNTINGTON AVENUE, BOSTON, MA 02199-7603                       PAID
1-800-225-5291  1-800-554-6713(TDD)                            Randolph, MA
INTERNET: www.jhancock.com/funds                              Permit No. 75

































--------------------------------------------------------------------------------
   This report is for the information of shareholders of the John Hancock U.S. Government Cash Reserve. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[RECYCLE LOGO] Printed on Recycled Paper                             430SA  9/97
                                                                           11/97

                               SEMIANNUAL REPORT
--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]




                                  Money Market
                                      Fund


                               SEPTEMBER 30, 1997



                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

================================================================================

                                   DIRECTORS
                            Edward J. Boudreau, Jr.
                                James F. Carlin*
                             William H. Cunningham*
                               Charles F. Fretz*
                             Harold R. Hiser, Jr.*
                                Anne C. Hodsdon
                               Charles L. Ladner*
                              Leo E. Linbeck, Jr.*
                             Patricia P. McCarter*
                             Steven R. Pruchansky*
                              Richard S. Scipione
                     Lt. Gen. Norman H. Smith, USMC (Ret.)*
                                John P. Toolan*
                        *Members of the Audit Committee
                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                               Vice Chairman and
                            Chief Investment Officer
                                Anne C. Hodsdon
                                   President
                                James B. Little
                           Senior Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                  Second Vice President and Compliance Officer
                                   CUSTODIAN
                       State Street Bank & Trust Company
                              225 Franklin Street
                          Boston, Massachusetts 02110
                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                          Boston, Massachusetts 02109


                               Chairman's Message

DEAR FELLOW SHAREHOLDERS:

The Taxpayer Relief Act of 1997 recently signed into law by President Clinton includes new twists and important changes to Individual Retirement Account (IRA) laws. The provisions will, among other things, allow more people to qualify for annual tax-deductible IRA contributions and to save tax-free for college. They also allow IRA investors to withdraw money penalty-free from all IRAs to buy a first home or pay for college expenses.

   For existing deductible IRAs, the law doubles income limits over the next eight to 10 years for those eligible to deduct an annual IRA contribution of up to $2,000. For individuals, the annual income cap will increase incrementally from the current $25,000 to $50,000 by 2005. For couples, the limit would increase from $40,000 today to $80,000 in 2007. The new law allows non-working spouses to make IRA contributions even if their spouse is covered by a pension plan at work, provided the couple's joint income is less than $150,000.

[A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.]

   The law also creates two new IRA investment vehicles. One, called the "Roth IRA" after its principal congressional sponsor, allows for non-deductible annual contributions up to a $2,000 maximum. But income accumulates tax-free and if the account has been open for five years, distributions are tax-free if they are used after age 591/2 or upon death, disability or a first-time home purchase. Withdrawals for higher-education expenses would not be subject to a 10% penalty. Eligible investors must earn less than $95,000 per year individually or $150,000 per couple.

   A second new IRA plan, called the "Education IRA," allows non-deductible contributions of up to $500 per year, per child under age 18. Earnings in the account accumulate tax-free, and withdrawals are also not taxed when applied toward undergraduate or graduate-level expenses. Eligible investors are subject to the same income restrictions that apply to the Roth IRA.

   The law has also made some important changes in capital gains tax rates and estate tax laws. But the devil is in the details, and so we recommend exploring how you can benefit from the changes with your investment professional and tax advisor. The Taxpayer Relief Act of 1997 gives investors new options toward savings. It's a move we applaud.

Sincerely,

/s/ Edward J. Boudreau, Jr.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================


               by Dawn Baillie for the Portfolio Management Team

                                  John Hancock
                               Money Market Fund

                       Ideal economic conditions keep the
                       ----------------------------------
                        Federal Reserve on the sidelines
                        --------------------------------

As the Fund's six-month period began in April, interest rates were moving up. Fears that a too-vibrant economy would spark inflation had caused the Federal Reserve to raise short-term rates in late March as a pre-emptive strike. Many thought it would be the first of several Fed "tightening" moves aimed at slowing down the economy, which had grown at the sizzling rate of 5.6% in the first quarter of 1997. Within weeks of the Fed action, however, investor sentiment reversed course. Signs emerged that the economy's growth had slowed, and it became clear that inflation remained almost non-existent.Despite monthly jitters surrounding the latest economic data -- and how, or if, the Fed would react to it -- inflation remained dormant. As a result, the Fed made no further attempts to rein in the economy, and left the federal funds rate unchanged at 5.50% during the six-month period. The federal funds rate, which banks charge each other for overnight loans, is a key short-term interest rate and also a benchmark for pricing money market securities.

"...the Fed made no further attempts to rein in the economy..."

   On September 30, 1997, John Hancock Money Market Fund had a 7-day effective yield of 4.96% for Class A shares and 4.07% for Class B shares. By comparison, the average taxable money fund had a 7-day effective yield of 4.92%, according to Lipper Analytical Services, Inc.

[A 2 1/4" x 3 1/4" photo of Money Market Fund  Management  team.  Caption reads:
"Money Market Fund management team (l-r): Barry Evans, Dawn Baillie, Bill Larkin, Jr., and Bruce Pickett."]

================================================================================

                     John Hancock Funds - Money Market Fund


[Bar chart with heading "7-Day Yield" at top of left hand column. Under the heading is the footnote: "As of September 30, 1997." The chart is scaled in increments of 2% from top to bottom, with 6% on the top and 0% at the bottom. Within the chart, there are three solid bars. The first represents the 4.96% 7-day yield for John Hancock Money Market Fund: Class A. The second represents the 4.07% 7-day yield for John Hancock Money Market Fund: Class B. The third represents the 4.92% 7-day yield for the average taxable money market fund. Footnote below reads: "The average taxable money market fund is tracked by Lipper Analytical Services, Inc."]

"We'll be watching the monthly economic and inflation data for guidance..."

Managing maturity
During the last six months, we kept the Fund's maturity longer than average in an effort to lock in solid yields, believing that rates were not going to move much. That said, we adjusted the Fund's maturity slightly in response to market conditions. For the first two months of the period, we held the Fund's maturity in to slightly ahead of average until we had a better sense of the economic data. But by the end of April, as the economy showed signs of slowing, we became more aggressive in seeking yield. Assuming that the Fed would not raise rates any further, we lengthened the Fund's maturity to almost 10 days longer than average and kept it there through the period's end.

A look ahead

Given the current near-perfect economic environment -- steady growth and tame inflation -- in our view it appears unlikely that the Federal Reserve will feel compelled to raise interest rates for the remainder of this year. Against that backdrop, we will continue to aggressively seek yield by keeping the Fund's maturity longer than average. But we'll shorten maturity slightly -- to about five to seven days longer than average -- in the near term to take advantage of the typically favorable year-end buying environment for money market securities.

   At the same time, we are aware that the Fed remains hyper-vigilant for the first hint of inflation and continues to maintain its bias toward raising rates. We'll be watching the monthly economic and inflation data for guidance, although after such a long stretch of favorable inflation news, we think it would take a couple of months of disquieting data to prompt the next Fed action. We'll keep our targets set on providing shareholders with a competitive level of current income, while maintaining liquidity and stability of principal.




--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain a net asset value of $1.00 per share.

================================================================================
                              FINANCIAL STATEMENTS

                     John Hancock Funds - Money Market Fund


The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on September 30, 1997. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
September 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
  Investments, in money market instruments, at value -
    Note C:
  Commercial paper (cost - $106,615,901) ......................     $106,615,901
  Negotiable bank certificates of deposit
    (cost - $14,993,401) ......................................       14,993,401
  Corporate interest-bearing obligations
    (cost - $173,359,528) .....................................      173,359,528
  U.S. government obligations
    (cost - $63,760,088) ......................................       63,760,088
                                                                    ------------
                                                                     358,728,918
  Cash ........................................................          327,896
  Receivable for shares sold ..................................          824,067
  Interest receivable .........................................        5,354,194
  Other assets ................................................           24,944
                              Total Assets ....................      365,260,019
                              --------------------------------------------------
Liabilities:
  Payable for investments purchased ...........................          301,172
  Dividend payable ............................................           39,797
  Payable to John Hancock Advisers, Inc. and
    affiliates - Note B .......................................          246,383
  Accounts payable and accrued expenses .......................          174,648
                                                                    ------------
                              Total Liabilities ...............          762,000
                              --------------------------------------------------
Net Assets:
  Capital paid-in .............................................      364,498,019
                                                                    ------------
                              Net Assets ......................     $364,498,019
                              ==================================================
Net Asset Value, Offering Price and
Redemption Price Per Share:
  (Based on net asset values and shares of beneficial
    interest outstanding - 3,500,000,000 shares
    authorized with $0.01 per share par value)
  Class A - $257,197,878 / 257,277,050 ........................            $1.00
  ==============================================================================
  Class B - $107,300,141 / 107,318,649 ........................            $1.00
  ==============================================================================


The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund.

Statement of Operations
Six months ended September 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
  Interest .....................................................     $11,679,577
                                                                     -----------
  Expenses:
    Investment management fee - Note B .........................         821,213
    Distribution and service fee - Note B
      Class A ..................................................         224,031
      Class B ..................................................         559,491
    Transfer agent fee - Note B ................................         526,323
    Custodian fee ..............................................          42,879
    Financial services fee - Note B ............................          37,454
    Registration and filing fees ...............................          25,454
    Auditing fee ...............................................          15,786
    Printing ...................................................           9,717
    Trustees' fees .............................................           4,325
    Miscellaneous ..............................................           3,013
    Legal fees .................................................           1,023
                                                                     -----------
                              Net Expenses .....................       2,270,709
                              --------------------------------------------------
                              Net Investment Income ............       9,408,868
                              --------------------------------------------------
                              Net Increase in Net Assets
                              Resulting from Operations ........      $9,408,868
                              ==================================================







                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                     John Hancock Funds - Money Market Fund


Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                 PERIOD FROM       SIX MONTHS ENDED
                                                                               YEAR ENDED     NOVEMBER 1, 1996 TO SEPTEMBER 30, 1997
                                                                            OCTOBER 31, 1996   MARCH 31, 1997 (1)     (UNAUDITED)
                                                                            ----------------  ------------------- ------------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income ................................................       $13,918,908         $7,375,295         $9,408,868
                                                                            --------------     --------------     --------------
Distributions to Shareholders:
  Dividends from net investment income
    Class A - ($0.0444, $0.0178 and $0.0241 per share, respectively) ...       (11,196,942)        (5,933,244)        (7,190,670)
    Class B - ($0.0363, $0.0144 and $0.0199 per share, respectively) ...        (2,721,966)        (1,442,051)        (2,218,198)
  Distributions in excess of net investment income
    Class A - ($0.0003, none and none per share, respectively) .........           (79,146)           --                 --
    Class B - ($0.0020, none and none per share, respectively) .........           (18,508)           --                 --
                                                                            --------------     --------------     --------------
    Total Distributions to Shareholders ................................       (14,016,562)        (7,375,295)        (9,408,868)
                                                                            --------------     --------------     --------------
From Fund Share Transactions - Net:* ...................................       295,479,601        118,872,035       (125,010,970)
                                                                            --------------     --------------     --------------
Net Assets:
  Beginning of period ..................................................        75,255,007        370,636,954        489,508,989
  End of period ........................................................      $370,636,954       $489,508,989       $364,498,019
                                                                            ==============     ==============     ==============

* Analysis of Fund Share Transactions at $1 Per Share:
CLASS A
  Shares sold ..........................................................    $2,599,973,181     $3,214,973,176     $2,252,262,512
  Shares issued in reorganization - Note D .............................       241,738,468            --                 --
  Shares issued to shareholders in reinvestment of distributions .......         9,488,362          4,449,617          6,126,302
                                                                            --------------     --------------     --------------
                                                                             2,851,200,011      3,219,422,793      2,258,388,814
  Less shares repurchased ..............................................    (2,609,587,924)    (3,122,445,223)    (2,360,643,509)
                                                                            --------------     --------------     --------------
  Net increase (decrease) ..............................................      $241,612,087        $96,977,570      $(102,254,695)
                                                                            ==============     ==============     ==============
CLASS B
  Shares sold ..........................................................      $859,812,437       $453,653,930       $435,678,980
  Shares issued to shareholders in reinvestment of distributions .......         1,868,335            966,286          1,669,521
                                                                            --------------     --------------     --------------
                                                                               861,680,772        454,620,216        437,348,501
  Less shares repurchased ..............................................      (807,813,258)      (432,725,751)      (460,104,776)
                                                                            --------------     --------------     --------------
  Net increase (decrease) ..............................................       $53,867,514        $21,894,465       $(22,756,275)
                                                                            ==============     ==============     ==============

(1) Effective March 31, 1997, the fiscal period end changed from May 31 to March 31.

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last three periods, along with the corresponding dollar value.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                     John Hancock Funds - Money Market Fund


Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                                 FOR THE PERIOD
                                                               SEPTEMBER 12, 1995                   PERIOD FROM      SIX MONTHS
                                                                (COMMENCEMENT OF    YEAR ENDED   NOVEMBER 1, 1996       ENDED
                                                                 OPERATIONS) TO     OCTOBER 31,     TO MARCH 31,  SEPTEMBER 30, 1997
                                                                OCTOBER 31, 1995        1996          1997(5)        (UNAUDITED)
                                                                ----------------        ----          -------        -----------
CLASS A
Per Share Operating Performance
  Net Asset Value, Beginning of Period .......................         $1.00            $1.00          $1.00            $1.00
                                                                     -------         --------       --------         --------
  Net Investment Income ......................................          0.01             0.05           0.02             0.02
                                                                     -------         --------       --------         --------
  Less Distributions:
  Dividends from Net Investment Income .......................         (0.01)           (0.05)         (0.02)           (0.02)
                                                                     -------         --------       --------         --------
  Net Asset Value, End of Period .............................         $1.00            $1.00          $1.00            $1.00
                                                                     =======         ========       ========         ========
  Total Investment Return at Net Asset Value (2) .............         0.64%(3)         4.56%          1.80%(3)         2.44%(3)
Ratios and Supplemental Data
Net Assets, End of Period (000s omitted) .....................       $20,942         $262,475       $359,453         $257,198

  Ratio of Expenses to Average Net Assets ....................         1.07%(4)         1.17%          1.10%(4)         0.87%(4)
  Ratio of Net Investment Income to Average Net Assets .......         4.94%(4)         4.41%          4.44%(4)         4.81%(4)

                                                                                                   PERIOD FROM       SIX MONTHS
                                                               YEAR ENDED OCTOBER 31,            NOVEMBER 1, 1996       ENDED
                                               -------------------------------------------------   TO MARCH 31,   SEPTEMBER 30, 1997
                                                  1992     1993      1994     1995(1)     1996       1997(5)         (UNAUDITED)
                                               --------  --------  --------  --------  --------- ---------------- ------------------
CLASS B
Per Share Operating Performance
  Net Asset Value, Beginning of Period ......    $1.00     $1.00     $1.00     $1.00      $1.00       $1.00             $1.00

  Net Investment Income .....................     0.02      0.01      0.02      0.04       0.04        0.01              0.02

  Less Distributions:
  Dividends from Net Investment Income ......    (0.02)    (0.01)    (0.02)    (0.04)     (0.04)      (0.01)            (0.02)

  Net Asset Value, End of Period ............    $1.00     $1.00     $1.00     $1.00      $1.00       $1.00             $1.00

  Total Investment Return at Net
    Asset Value (2) .........................    1.73%     0.85%     1.87%     4.07%      3.71%       1.45%(3)          2.00%(3)
Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) ..  $31,480   $31,546   $58,366   $54,313   $108,162    $130,056          $107,300
  Ratio of Expenses to Average Net Assets ...    2.47%     2.44%     2.06%     1.92%      2.00%       1.96%(4)          1.72%(4)
  Ratio of Net Investment Income to Average
    Net Assets ..............................    1.69%     0.85%     1.97%     3.96%      3.58%       3.60%(4)          3.96%(4)

(1) On December 22, 1994 John Hancock  Advisers, Inc. became the investment adviser of the Fund.
(2) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Not annualized.
(4) Annualized.
(5) Effective March 31, 1997, the fiscal period end changed from October 31 to March 31.

The Financial Highlights summarizes the impact of net investment income and dividends on a single share for each period indicated. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                     John Hancock Funds - Money Market Fund


Schedule of Investments
September 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by Money Market Fund on September 30, 1997. It's divided into four types of short-term investments. The categories of short-term investments are further broken down by industry group.

                                                                        PAR VALUE
                                           INTEREST        QUALITY        (000s         MARKET
ISSUER, DESCRIPTION                          RATE          RATINGS*      OMITTED)       VALUE
-------------------                          ----          --------      --------       -----
COMMERCIAL PAPER
Automotive (5.48%)
  Ford Motor Credit Co.,
    10-06-97 ............................    5.460%         Tier 1       $13,000     $12,990,142
  General Motors Acceptance Corp.,
    10-20-97 ............................    5.800          Tier 1         7,000       6,978,572
                                                                                    ------------
                                                                                      19,968,714
                                                                                    ------------
Broker Services (5.38%)
  Goldman Sachs Group, L.P.,
    10-01-97 ............................    6.350          Tier 1         3,500       3,500,000
  Merrill Lynch & Co., Inc.,
    10-02-97 ............................    5.510          Tier 1        13,000      12,998,010
  Merrill Lynch & Co., Inc.,
    10-08-97 ............................    5.530          Tier 1         3,122       3,118,643

                                                                                      19,616,653
                                                                                    ------------
Finance (8.57%)
  American Honda Finance Corp.,
    10-20-97 ............................    5.540          Tier 1        10,300      10,269,884
  Heller Financial Inc.,
    10-08-97 ............................    5.590          Tier 1         6,000       5,993,478
  International Lease Finance Corp.,
    10-14-97 ............................    5.500          Tier 1        15,000      14,970,208
                                                                                    ------------
                                                                                      31,233,570
                                                                                    ------------
Mortgage Banking (5.21%)
  Countrywide Home Loans,
    10-09-97 ............................    5.530          Tier 1         8,000       7,990,169
  Countrywide Home Loans,
    10-09-97 ............................    5.540          Tier 1        11,000      10,986,458
                                                                                    ------------
                                                                                      18,976,627
                                                                                    ------------
Utilities - Telephone (4.62%)
  GTE Corp.,
    10-21-97 ............................    5.540          Tier 1         9,000       8,972,300
  GTE Corp.,
    10-29-97 ............................    5.540          Tier 1         7,882       7,848,037
                                                                                    ------------
                                                                                      16,820,337
                                                                                    ------------
                                            TOTAL COMMERCIAL PAPER
                                               (Cost $106,615,901)       (29.26%)    106,615,901
                                                                         -------    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       8

================================================================================
                              FINANCIAL STATEMENTS

                     John Hancock Funds - Money Market Fund


                                                                        PAR VALUE
                                           INTEREST        QUALITY        (000s         MARKET
ISSUER, DESCRIPTION                          RATE          RATINGS*      OMITTED)       VALUE
-------------------                          ----          --------      --------       -----

NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
U.S  Branches  of  Foreign  Banks (4.11%)
  Midland PLC,
    10-28-97 ............................    5.910%         Tier 1       $10,000     $10,000,000
  Swedish Export Credit Corp.,
    04-28-98 ............................    5.750          Tier 1         5,000       4,993,401
                                                                                     -----------
                                                                                      14,993,401
                                                                                     -----------
                                           TOTAL  NEGOTIABLE  BANK
                                           CERTIFICATES OF DEPOSIT
                                                (Cost $14,993,401)        (4.11%)     14,993,401
                                                                         -------     -----------
CORPORATE INTEREST BEARING OBLIGATIONS
Automotive (8.65%)
  Chrysler Financial Corp.,
    11-28-97 ............................    6.050          Tier 1         5,000       5,001,193
  Chrysler Financial Corp.,
    02-24-98 ............................    7.750          Tier 1         7,000       7,049,606
  Ford Motor Credit Co.,
    12-01-97 ............................    8.000          Tier 1         5,000       5,019,272
  General Motors Acceptance Corp.,
    10-15-97 ............................    7.800          Tier 1         3,400       3,402,211
  General Motors Acceptance Corp.,
    12-22-97 ............................    5.700          Tier 1         1,000         999,761
  General Motors Acceptance Corp.,
    02-02-98 ............................    7.300          Tier 1        10,000      10,040,621
                                                                                     -----------
                                                                                      31,512,664
                                                                                     -----------
Banking (9.77%)
  BankAmerica Corp.,
    11-20-97 ............................    6.875          Tier 1         2,100       2,102,668
  BankBoston,
    10-06-97 ............................    5.560          Tier 1        19,000      19,000,000
  Barclays American Corp.,
    12-01-97 ............................    9.125          Tier 1         2,000       2,010,812
  Morgan Guaranty Trust Co., NY,
    03-25-98 ............................    6.022          Tier 1        10,000       9,996,430
  Norwest Corp.,
    03-15-98 ............................    5.750          Tier 1         2,500       2,499,751
                                                                                     -----------
                                                                                      35,609,661
                                                                                     -----------
Beverage (1.15%)
  PepsiCo, Inc.,
    01-15-98 ............................    6.125          Tier 1         4,200       4,202,508
                                                                                     -----------
Broker Services (4.94%)
  Bear Stearns Cos., Inc.,
    11-05-97 ............................    5.360 **       Tier 1        10,000      10,000,000
  Bear Stearns Cos., Inc.,
    01-22-98 ............................    5.380 **       Tier 1         8,000       8,000,000
                                                                                     -----------
                                                                                      18,000,000
                                                                                     -----------
                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       9

================================================================================
                              FINANCIAL STATEMENTS

                     John Hancock Funds - Money Market Fund


                                                                        PAR VALUE
                                           INTEREST        QUALITY        (000s         MARKET
ISSUER, DESCRIPTION                          RATE          RATINGS*      OMITTED)       VALUE
-------------------                          ----          --------      --------       -----

Finance (13.71%)
  Associates Corp. of North America,
    03-15-98 ............................    7.300%         Tier 1          $500        $503,245
  Beneficial Corp.,
    11-24-97 ............................    6.890          Tier 1         5,900       5,908,668
  Beneficial Corp.,
    02-15-98 ............................    9.125          Tier 1         6,110       6,179,764
  Beneficial Corp.,
    06-15-98 ............................    8.220          Tier 1         2,895       2,940,693
  CIT Group Holdings, Inc.,
    01-28-98 ............................    5.610 **       Tier 1        10,000       9,997,163
  CIT Group Holdings, Inc.,
    04-15-98 ............................    8.750          Tier 1         2,478       2,515,755
  General Electric Capital Corp.,
    12-16-97 ............................    6.440          Tier 1        10,000      10,014,864
  Heller Financial Inc.,
    05-20-98 ............................    6.270          Tier 1         7,000       7,013,636
  Household Finance Corp.,
    10-15-97 ............................    6.250          Tier 1         1,000       1,000,172
  Household Finance Corp.,
    02-06-98 ............................    7.910          Tier 1           600         604,109
  International Business Machines
    Credit Corp., 11-01-97 ..............    6.375          Tier 1         2,000       2,000,890
  International Business Machines
    Credit Corp., 04-20-98 ..............    6.750          Tier 1         1,000       1,004,161
  International Lease Finance Corp.,
    03-15-98 ............................    5.750          Tier 1           270         269,857
                                                                                     -----------
                                                                                      49,952,977
                                                                                     -----------
Food (0.83%)
  Heinz (H.J.) Co.,
    01-05-98 ............................    8.000          Tier 1         3,025       3,039,646
                                                                                     -----------
Insurance (3.21%)
  American General Finance Corp.,
    11-15-97 ............................    7.700          Tier 1         4,400       4,408,712
  American General Finance Corp.,
    05-11-98 ............................    6.850          Tier 1         6,000       6,036,444
  American General Finance Corp.,
    07-28-98 ............................    5.450          Tier 1         1,270       1,265,559
                                                                                     -----------
                                                                                      11,710,715
                                                                                     -----------
Retail Stores (1.44%)
  Sears Roebuck Acceptance Corp.,
    04-15-98 ............................    9.250          Tier 1         5,160       5,239,322
                                                                                     -----------
Tobacco (2.48%)
  Philip Morris Cos., Inc.,
    12-01-97 ............................    9.250          Tier 1         9,000       9,047,431
                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       10

================================================================================
                              FINANCIAL STATEMENTS

                     John Hancock Funds - Money Market Fund


                                                                        PAR VALUE
                                           INTEREST        QUALITY        (000s         MARKET
ISSUER, DESCRIPTION                          RATE          RATINGS*      OMITTED)       VALUE
-------------------                          ----          --------      --------       -----

Utilities - Electric (0.27%)
  Southern California Edison Co.,
    02-01-98 ............................    5.875%         Tier 1        $1,000        $999,371

Utilities - Telephone (1.11%)
  GTE Corp.,
    03-01-98 ............................    8.850          Tier 1         4,000       4,045,233

                                          TOTAL CORPORATE INTEREST
                                               BEARING OBLIGATIONS
                                               (Cost $173,359,528)       (47.56%)    173,359,528
                                                                         -------    ------------
U.S.GOVERNMENT OBLIGATIONS
Governmental - U.S.Agencies (17.49%)
  Federal Home Loan Bank,
    11-06-97 ............................    5.820          Tier 1         8,500       8,500,000
  Federal Home Loan Bank,
    11-07-97 # ..........................    6.210          Tier 1         5,000       4,999,843
  Federal Home Loan Bank,
    01-26-98 ............................    5.507          Tier 1         2,000       1,998,065
  Federal Home Loan Bank,
    01-30-98 ............................    5.810          Tier 1         5,200       5,200,000
  Federal Home Loan Bank,
    03-17-98 ............................    5.850          Tier 1         9,000       9,000,000
  Federal Home Loan Bank,
    08-12-98 ............................    5.875          Tier 1         8,000       8,000,000
  Federal Home Loan Bank,
    08-13-98 ............................    5.800          Tier 1         8,545       8,545,000
  Federal Home Loan Mortgage Corp.,
    10-27-97 # ..........................    8.470          Tier 1         9,000       9,017,626
  Student Loan Marketing Association,
    11-10-97 ............................    5.240 **       Tier 1         8,500       8,499,554
                                                                                    ------------
                                                                                      63,760,088

                                 TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                (Cost $63,760,088)       (17.49%)     63,760,088
                                                                         -------    ------------
                                                 TOTAL INVESTMENTS       (98.42%)   $358,728,918
                                                                         =======    ============

* Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

** Floating rate note, interest rate effective September 30, 1997.

# Call date. The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.



                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                         NOTES TO FINANCIAL STATEMENTS

                     John Hancock Funds - Money Market Fund


(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES
John Hancock Current Interest (the "Trust") is a diversified open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of two series: John Hancock Money Market Fund (the "Fund"), and the John Hancock U.S. Government Cash Reserve (collectively, the "Funds"). The other series of the Trust is reported in separate financial statements. The investment objective of the Fund is to provide maximum current income consistent with capital preservation and liquidity.

   The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

   Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS The Board of Trustees has determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest bearing notes is accrued daily and included in interest receivable.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Accordingly, the Fund will not be subject to federal income tax on taxable earnings which are distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS The Fund records all distributions to shareholders from net investment income on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of their respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates

================================================================================
                         NOTES TO FINANCIAL STATEMENTS

                     John Hancock Funds - Money Market Fund


estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enable the Fund to participate with other Funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $600 million, collectively. Interest is charged to each Fund, based on its borrowing, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at a rate of 0.075% per annum based on the average daily unused portion of the line of credit, is allocated among the participating Funds. The Fund had no borrowing activity for the period ended September 30, 1997.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES
AND OTHERS
Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value , (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.35% of the next $500,000,000, (e) 0.325% of the next  $500,000,000,  (f) 0.30% of the next  $500,000,000,  and (g) 0.275% of the average daily net asset value in excess of $2,500,000,000. Effective November 17, 1995, the maximum fee of the first $750,000,000 of the Fund's average daily net assets has been reduced to 0.40% of the Fund's average daily net assets and cannot be reinstated to the original contracted amounts without the Trustees' consent.

   John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser, is the principal underwriter of the Fund. Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended September 30, 1997, contingent deferred sales charges paid to JH Funds amounted to $428,348.

   In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. Presently the 12b-1 expense rate on Class A has been reduced to 0.15% of the average daily net assets and cannot be reinstated to 0.25% without the Trustees' consent. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

   The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of John Hancock Mutual Life Insurance Co. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

   The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

   Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are trustees and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to

================================================================================
                         NOTES TO FINANCIAL STATEMENTS

                     John Hancock Funds - Money Market Fund


cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The investment has no impact on the operations of the Fund.

NOTE C --
INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities, including discount earned on investment securities, other than obligations of the U.S. government and its agencies, during the period ended September 30, 1997, aggregated $9,492,436,449 and $9,628,353,813, respectively. Purchases and proceeds from maturities of obligations of the U.S. government and its agencies aggregated $97,638,524 and $101,086,094, respectively, during the period ended September 30, 1997.

   The cost of investments owned at September 30, 1997 for federal income tax purposes was $358,728,918.

NOTE D --
REORGANIZATION
On November 15, 1995, the shareholders of John Hancock Cash Management Fund ("CMF") approved a plan of reorganization between CMF and the Fund providing for the transfer of substantially all of the assets and liabilities of CMF to the Fund in exchange solely for Class A shares of the Fund. The acquisition was accounted for as a tax free exchange of 241,738,168 Class A shares of the Fund, which amounted to $241,738,168 for the net assets of CMF, after the close of business on November 17, 1995.

================================================================================
                                     NOTES

                     John Hancock Funds - Money Market Fund

================================================================================

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--------------------------------------------------------------------------------
   This report is for the information of shareholders of the John Hancock Money Market Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[RECYCLE LOGO] Printed on Recycled Paper                             440SA  9/97
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